Changes in Stockholders’ Equity (Details Narrative) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 18, 2023	Jun. 23, 2023	Jun. 15, 2023	Feb. 14, 2023	Oct. 12, 2022	Sep. 15, 2022	Sep. 24, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								300,000,000		300,000,000		300,000,000	300,000,000
Common stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding								76,736,274		76,736,274		67,202,907	65,599,565
Common stock sales				3,000,000
Common stock sales, per share value				$ 0.10
Cash proceeds of common stock sales				$ 300,000						$ 550,000	$ 150,000	$ 350,000	$ 3,577,505
Debt discount										26,233	412,673	412,673	456,656
Common stock shares issued, value					$ 15,000					300,000
Amortization of stock-based compensation								$ 47,714	$ 41,180	$ 121,052	$ 123,440	$ 164,620	$ 1,000,834
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services, shares								1,000,000	1,341,276	2,500,000	1,603,342	1,603,342	954,260
Common stock shares issued						1,341,276				3,000,000			750,000
Common stock shares issued, value										$ 3,000			$ 750
Amortization of stock-based compensation
Mr Joerg Sommer [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued			1,500,000
Common stock shares issued, value			$ 89,850
Clear Think Capital Partners L L C [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued	1,000,000
Common stock shares issued, value	$ 84,000
Promissory Note [Member] | AJB Capital Investments LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for services, shares		1,666,667					1,250,000
Debt discount		$ 42,175					$ 150,062